TAXES ON INCOME (Roll Forward of Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes On Income Roll Forward Of Valuation Allowance Details Abstract
Balance	$ 45,308	$ 43,053	$ 34,947
Additions	(614)	2,255	8,106
Balance	$ 44,694	$ 45,308	$ 43,053